Property and Equipment	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Property and Equipment

7 - EQUIPMENT

March 31, 2019	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	834,420	825,004	9,416
Software	80,585	77,668	2,917
Office furniture and equipment	178,682	176,362	2,320
Voice communications equipment	4,610	4,385	225
Leasehold improvements	124,787	118,866	5,921
	1,223,084	1,202,285	20,799

March 31, 2018	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	865,864	850,561	15,303
Software	84,316	79,276	5,040
Office furniture and equipment	185,646	182,260	3,386
Voice communications equipment	4,810	4,520	290
Leasehold improvements	139,357	139,042	315
	1,279,993	1,255,659	24,334

Depreciation expense for the year ended March 31, 2019 was $7,810 ($11,341 and $12,170 for the years ended March 31, 2018 and 2017 respectively). These expenses are included in the cost of revenue account, the selling, general, and administrative expenses and the research and development account.